Supplement to the currently effective PROSPECTUS

Deutsche Strategic High Yield Tax-Free Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

Rebecca L. Flinn, Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 1998.

A. Gene Caponi, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2009.

Ashton P. Goodfield, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

Carol L. Flynn, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

The following information replaces the existing disclosure contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

Rebecca L. Flinn, Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 1998.

■	Joined Deutsche Asset Management in 1986.
■	BA, University of Redlands, California.

A. Gene Caponi, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2009.

■	Joined Deutsche Asset Management in 1998.
■	BS, State University of New York, Oswego; MBA, State University of New York at Albany.

Ashton P. Goodfield, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

■	Joined Deutsche Asset Management in 1986.
■	Co-Head of Municipal Bonds.
■	BA, Duke University.

Carol L. Flynn, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

■	Joined Deutsche Asset Management in 1994.
■	Co-Head of Municipal Bonds.
■	BS from Duke University; MBA from University of Connecticut.

Please Retain This Supplement for Future Reference

February 1, 2016

PROSTKR-590